Schedule of warrants outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	457,648
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 9 days
Options outstanding, Weighted average exercise price | $ / shares	$ 21.76
Warrants [member] | September 2019 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	53,000
Options outstanding, Weighted average remaining contractual life (years)	8 months 23 days
Options outstanding, Weighted average exercise price | $ / shares	$ 41.25
Warrants [member] | February 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	44,521
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 32.28
Warrants [member] | July 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	224,845
Options outstanding, Weighted average remaining contractual life (years)	1 year 6 months 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 11.25
Warrants [member] | August 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	69,241
Options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 11.75
Warrants [member] | February 2021 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	66,041
Options outstanding, Weighted average remaining contractual life (years)	2 years 1 month 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 45.31